As filed with the U.S. Securities and Exchange Commission on December 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds

(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report September 30, 2018

Steben Managed Futures Strategy Fund

Class A | SKLAX Class C | SKLCX Class I | SKLIX Class N | SKLNX

Advised By:

Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, MD 20878

240.631.7600

www.steben.com

Table of Contents

Steben Managed Futures Strategy Fund

(a series of Steben Alternative Investment Funds)

Before investing, you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other important information about the Fund is contained in the Fund’s prospectus, which can be obtained by calling 855.775.5571 or visiting www.steben.com. Please read the prospectus carefully before investing.

Foreside Fund Services, LLC, Distributor

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 2

Steben Managed Futures Strategy Fund
Performance Review

As of September 30, 2018 (Unaudited)

	Inception Date	Total Returns Six Months	Total Returns One Year	Total Returns Three Years	Average Annual Total Returns Since Inception
Class A (without maximum load)	4/1/2014	1.53%	1.53%	1.30%	2.17%
Class A (with maximum load)	4/1/2014	-4.31%	-4.31%	-0.68%	0.84%
Class C	4/1/2014	0.15%	-0.15%	0.54%	1.42%
Class I	4/1/2014	1.66%	1.78%	1.55%	2.40%
Class N	4/1/2014	1.55%	1.55%	1.30%	2.17%
Barclay Systematic Traders Index	4/1/2014	-0.58%	0.62%	-1.73%	6.92%
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index	4/1/2014	0.95%	1.59%	0.84%	0.57%

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please visit www.steben.com. Returns less than one year are cumulative. The Fund’s annual operating expense ratio (gross) for Class A, C, I and N shares are 2.24%, 2.99%, 1.99% and 2.24%, respectively.

Performance data shown reflects the Class A maximum sales charge of 5.75%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted. Class C charges a contingent deferred sales charge (“CDSC”) of 1.00% on redemptions on shares held for less than one year after purchase. Class I and Class N imposes a 1.00% redemption fee on shares held for less than 30 days.

Barclay Systematic Traders Index: An equal weighted composite of managed futures programs whose approach is at least 95% systematic. In 2018 there were 400 systematic programs included in the index. The performance of the index is net of management and incentive fees from the individual trading managers. Inception of index: 1/1987. Performance Source: BarclayHedge. Managed futures investments are subject to risks, including illiquidity, lack of a secondary market, and the volatility of the underlying commodities or futures markets traded by a particular program.

ICE BofA Merrill Lynch US 3-Month Treasury Bill Index: Comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly-selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. Inception of index: 1/1978. Performance Source: Merrill Lynch & Co, Inc. Treasury bills are subject to risks, including: interest rate risk, call risk, credit risk and reinvestment risk. Treasury bills rated below investment grade may have speculative characteristics and present additional risks.

Generally, indices are unmanaged and are not available for direct investment. One cannot invest directly in an index.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 3

Steben Managed Futures Strategy Fund
Composition of Consolidated
Schedule of Investments

As of September 30, 2018 (Unaudited)

Composition of Consolidated Schedule of Investments

(as a % of total investments) (Unaudited)

September 30, 2018

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 4

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
ASSET BACKED SECURITIES: 3.52%
AmeriCredit Automobile Receivables Trust 2014-2, C	6/8/2020	2.180%	$96,620	$96,597
Chase Issuance Trust 2012-A4, A4	8/15/2021	1.580%	150,000	148,460
Dell Equipment Finance Trust 2018-1, A2B (a)(b)	10/22/2020	2.512% (1 Month LIBOR USD + 0.300%)	100,000	100,094
Drive Auto Receivables Trust 2017-3, A3	4/15/2020	1.850%	12,606	12,598
Drive Auto Receivables Trust 2018-1, A2	4/15/2020	2.230%	26,221	26,209
Drive Auto Receivables Trust 2018-2, A3	6/15/2021	2.880%	100,000	100,040
Drive Auto Receivables Trust 2018-3, A3	11/15/2021	3.010%	175,000	174,886
GM Financial Automobile Leasing Trust 2017-3, A2B (a)	1/21/2020	2.405% (1 Month LIBOR USD + 0.240%)	415,270	415,379
GM Financial Automobile Leasing Trust 2018-1, A2A	4/20/2020	2.390%	164,103	163,714
GM Financial Automobile Leasing Trust 2018-3, A2A	9/21/2020	2.890%	200,000	199,988
GM Financial Consumer Automobile Receivables Trust 2018-2, A2A	5/17/2021	2.550%	275,000	274,590
Mercedes-Benz Auto Lease Trust 2018-A, A2	4/15/2020	2.200%	93,510	93,323
Navient Student Loan Trust 2018-2A, A1 (a)(b)	3/25/2067	2.456% (1 Month LIBOR USD + 0.240%)	107,071	107,116
Santander Drive Auto Receivables Trust 2017-3, A2	6/15/2020	1.670%	33,204	33,190
Santander Drive Auto Receivables Trust 2018-2, A2A	10/15/2020	2.580%	300,000	299,856
SMB Private Education Loan Trust 2017-B, A1 (a)(b)	6/17/2024	2.428% (1 Month LIBOR USD + 0.270%)	236,916	236,890
SoFi Professional Loan Program 2016-D, A2A (b)	4/25/2033	1.530%	77,282	77,120
Tesla Auto Lease Trust 2018-A, A (b)	12/20/2019	2.320%	69,573	69,385
Verizon Owner Trust 2017-2A, A (b)	12/20/2021	1.920%	100,000	98,698
TOTAL ASSET BACKED SECURITIES (Cost $2,729,112)				2,728,133

BANK LOANS: 0.85%
Eldorado Resorts, Inc. (a)	4/17/2024	4.592% (2 Month LIBOR USD + 2.250%)	50,000	50,208
First Data Corp. (a)	4/26/2024	4.312% (1 Month LIBOR + 2.000%)	125,000	125,089
Lions Gate Capital Holdings LLC (a)	3/24/2025	4.623% (1 Month LIBOR + 2.250%)	74,625	74,687
Maxar Technologies Ltd. (a)(c)	10/5/2024	5.136% (1 Month LIBOR + 2.750%)	153,450	150,700
Michaels Stores, Inc. (a)	1/28/2023	4.811% (1 Month LIBOR + 2.500%)	74,396	73,885

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 5

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
Navistar, Inc. (a)	11/6/2024	5.843% (1 Month LIBOR + 3.500%)	$99,500	$99,998
Post Holdings, Inc. (a)	5/24/2024	4.331% (1 Month LIBOR + 2.000%)	79,397	79,383
TOTAL BANK LOANS (Cost $660,221)				653,950

CORPORATE BONDS: 42.87%
Accommodation and Food Services: 0.15%
Hilton Domestic Operating Company, Inc.	9/1/2024	4.250%	55,000	53,229
MGM Resorts International	3/15/2023	6.000%	60,000	62,100
				115,329
Administrative and Support and Waste Management and Remediation Services: 1.26%
GLP Capital LP	4/15/2026	5.375%	20,000	20,310
Synchrony Bank	6/15/2022	3.000%	1,000,000	958,511
				978,821
Construction: 0.13%
Hess Infrastructure Partners LP (b)	2/15/2026	5.625%	10,000	10,100
Lennar Corp.	4/30/2024	4.500%	50,000	48,960
MasTec, Inc.	3/15/2023	4.875%	5,000	4,962
PulteGroup, Inc.	1/15/2027	5.000%	40,000	37,900
				101,922
Finance and Insurance: 23.85%
ABN AMRO Bank N.V. (a)(b)(c)	1/18/2019	2.973% (3 Month LIBOR USD + 0.640%)	1,000,000	1,001,580
AIA Group Ltd. (a)(b)(c)	9/20/2021	2.858% (3 Month LIBOR USD + 0.520%)	1,000,000	1,000,990
Avolon Holdings Funding Ltd. (b)(c)	1/15/2023	5.500%	15,000	15,225
Bank of America Corp. (a)	7/21/2021	3.007% (3 Month LIBOR USD + 0.660%)	1,000,000	1,005,682
Bank of America Corp. (a)	4/24/2023	3.342% (3 Month LIBOR USD + 1.000%)	1,000,000	1,013,320
BAT Capital Corp. (b)	8/15/2024	3.222%	1,000,000	952,877
Citigroup, Inc. (a)	1/10/2020	3.121% (3 Month LIBOR USD + 0.790%)	650,000	654,517
Danske Bank A/S (b)(c)	3/2/2020	2.200%	650,000	638,348
Financial & Risk US Holdings, Inc. (b)	5/15/2026	6.250%	5,000	4,997
GE Capital International Funding (c)	11/15/2020	2.342%	1,500,000	1,465,610

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 6

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
Goldman Sachs Group, Inc/The	2/15/2019	7.500%	$900,000	$915,626
Goldman Sachs Group, Inc/The (a)	4/25/2019	3.375% (3 Month LIBOR USD + 1.040%)	750,000	753,823
Halfmoon Parent, Inc. (b)	9/17/2021	3.400%	1,000,000	996,230
Icahn Enterprises LP	12/15/2025	6.375%	25,000	25,094
Iron Mountain U.S. Holdings, Inc. (b)	6/1/2026	5.375%	85,000	80,070
JPMorgan Chase & Co. (a)	4/25/2023	3.235% (3 Month LIBOR USD + 0.900%)	2,000,000	2,018,454
Morgan Stanley	2/1/2019	2.450%	1,000,000	999,351
Navient Corp.	3/25/2024	6.125%	20,000	19,950
Reckitt Benckiser Treasury Services PLC (b)(c)	6/26/2024	2.750%	2,000,000	1,895,232
Royal Bank of Scotland Group PLC (a)(c)	5/15/2023	3.784% (3 Month LIBOR USD + 1.470%)	1,500,000	1,510,800
UBS Group Funding Switzerland AG (a)(b)(c)	8/15/2023	3.264% (3 Month LIBOR USD + 0.950%)	1,500,000	1,505,933
				18,473,709
Health Care and Social Assistance: 0.12%
HCA, Inc.	6/15/2026	5.250%	50,000	51,437
Tenet Healthcare Corp.	7/15/2024	4.625%	45,000	43,740
				95,177
Information: 4.34%
AMC Networks, Inc.	8/1/2025	4.750%	125,000	119,946
AT&T Inc.	2/15/2019	5.800%	1,450,000	1,466,879
CCO Holdings LLC (b)	5/1/2026	5.500%	120,000	118,650
Discovery Communications LLC	3/20/2023	2.950%	1,500,000	1,436,829
DISH DBS Corp.	11/15/2024	5.875%	35,000	31,456
DISH DBS Corp.	7/1/2026	7.750%	85,000	80,538
Equinix, Inc.	5/15/2027	5.375%	55,000	55,091
T-Mobile USA, Inc.	1/15/2024	6.500%	50,000	51,938
				3,361,327
Manufacturing: 6.16%
Abbott Laboratories	11/30/2021	2.900%	1,500,000	1,481,307
Allison Transmission, Inc. (b)	10/1/2024	5.000%	120,000	119,400
Altria Group, Inc.	5/5/2021	4.750%	250,000	258,676
ArcelorMittal (c)	3/1/2021	5.500%	55,000	57,070
BBA US Holdings, Inc. (b)	5/1/2026	5.375%	5,000	5,019

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 7

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
BWX Technologies, Inc. (b)	7/15/2026	5.375%	$5,000	$5,019
Crown Americas LLC	9/30/2026	4.250%	85,000	77,775
Dell International LLC (b)	6/15/2024	7.125%	60,000	64,446
Jeld-Wen, Inc. (b)	12/15/2025	4.625%	5,000	4,612
Lamb Weston Holdings, Inc. (b)	11/1/2024	4.625%	75,000	73,406
McCormick & Co, Inc./MD	8/15/2024	3.150%	1,500,000	1,441,255
NOVA Chemicals Corp. (b)(c)	6/1/2027	5.250%	90,000	83,813
United Technologies Corp.	8/16/2021	3.350%	1,100,000	1,098,418
				4,770,216
Mining, Quarrying, and Oil and Gas Extraction: 1.98%
EnLink Midstream Partners LP	4/1/2024	4.400%	1,000,000	970,708
Enterprise Products Operating LLC	2/15/2021	2.800%	150,000	148,072
FMG Resources August 2006 Pty Ltd. (b)(c)	5/15/2024	5.125%	100,000	97,075
Nabors Industries, Inc. (b)	2/1/2025	5.750%	10,000	9,584
Northwest Acquisitions ULC (b)(c)	11/1/2022	7.125%	10,000	10,225
Shell International Finance BV (c)	5/11/2020	2.125%	300,000	296,018
				1,531,682
Professional, Scientific, and Technical Services: 1.88%
Amgen, Inc. (a)	5/11/2020	2.788% (3 Month LIBOR USD + 0.450%)	1,450,000	1,455,909
Real Estate and Rental and Leasing: 0.02%
United Rentals North America, Inc.	9/15/2026	5.875%	15,000	15,394
Retail Trade: 1.87%
CVS Health Corporation	6/1/2021	2.125%	1,500,000	1,447,787
Utilities: 0.01%
Clearway Energy Operating LLC (b)	10/15/2025	5.750%	5,000	5,047
Wholesale Trade: 1.10%
Allergan Funding SCS (a)(c)	3/12/2020	3.589% (3 Month LIBOR USD + 1.255%)	750,000	760,261
Blue Cube Spinco LLC	10/15/2023	9.750%	50,000	56,562
Standard Industries, Inc. (b)	1/15/2028	4.750%	10,000	9,237
Sunoco LP (b)	1/15/2023	4.875%	25,000	24,750
				850,810
TOTAL CORPORATE BONDS (Cost $33,767,678)				33,203,130

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 8

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
MORTGAGE BACKED SECURITIES: 6.20%
Citigroup Commercial Mortgage Trust 2015-GC27, A5	2/10/2048	3.137%	$170,000	$165,291
Citigroup Commercial Mortgage Trust 2015-GC33, XA (d)(e)	9/10/2058	1.099%	2,299,497	110,930
Citigroup Commercial Mortgage Trust 2017-C4, XA (d)(e)	10/12/2050	1.269%	4,479,112	319,737
Fannie Mae REMICS
Series 2012-63 (e)	6/25/2040	4.000%	4,017,313	333,053
Series 2017-60 (e)	11/25/2044	4.000%	286,610	49,445
Freddie Mac REMICS, 4495 (e)	7/15/2030	3.500%	2,422,452	265,472
Government National Mortgage Association
Series 2013-47 (e)	3/20/2043	4.000%	2,037,752	440,355
Series 2014-149 (e)	7/16/2044	4.000%	910,218	162,466
Series 2014-116 (e)	8/20/2044	4.000%	2,293,465	389,319
Series 2015-60 (e)	4/20/2045	4.000%	2,489,017	556,602
Series 2017-56 (e)	6/20/2046	4.000%	343,360	68,640
GS Mortgage Securities Trust 2013-GC16, B (d)	11/10/2046	5.161%	206,000	217,061
JPMBB Commercial Mortgage Securities Trust 2014-C24, B (d)	11/15/2047	4.116%	350,000	350,559
JPMBB Commercial Mortgage Securities Trust 2015-C31, XA (d)(e)	8/15/2048	1.116%	6,713,878	311,536
UBS-Barclays Commercial Mortgage Trust 2013-C5, C (b)(d)	3/10/2046	4.217%	325,000	318,544
WFRBS Commercial Mortgage Trust 2013-C17, B (d)	12/15/2046	4.788%	375,000	387,442
WFRBS Commercial Mortgage Trust 2014-C22, AS (d)	9/15/2057	4.069%	350,000	352,442
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,000,221)				4,798,894

SHORT-TERM INVESTMENTS: 20.48%
COMMERCIAL PAPER: 8.57%
American Honda Finance Corp.	12/7/2018	1.984%	500,000	497,767
Brown-Forman Corp. (b)	10/4/2018	0.215%	400,000	399,839
Engie (b)(c)	10/26/2018	0.724%	500,000	499,141
Hyundai Capital America, Inc. (b)	10/17/2018	0.762%	400,000	399,484
Mizuho Bank, Ltd. (b)	11/9/2018	0.951%	500,000	498,715
Nationwide Building Society (b)(c)	11/1/2018	0.976%	500,000	498,945
NextEra Energy Capital Holdings, Inc. (b)	11/6/2018	2.241%	500,000	498,668
Nissan Motor Acceptance Corp. (b)	10/9/2018	0.268%	400,000	399,732

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 9

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate/Yield	Principal Amount/Shares	Value
Nutrien Ltd. (b)(c)	10/23/2018	1.053%	$500,000	$499,050
Sanofi (b)(c)	11/26/2018	2.003%	500,000	498,165
Simon Property Group, L.P. (b)	10/1/2018	0.000%	500,000	499,910
Standard Chartered Bank (b)	10/3/2018	0.150%	500,000	499,854
Sumitomo Mitsui Banking Corp. (b)(c)	10/17/2018	1.043%	500,000	499,421
United Overseas Bank Ltd. (b)	12/10/2018	1.932%	450,000	447,897
TOTAL COMMERCIAL PAPER (Cost $6,638,228)				6,636,588

MONEY MARKET FUND: 3.74%
STIT-Government & Agency Portfolio - Institutional Class, 1.899% (f)(g)			2,896,947	2,896,947
TOTAL MONEY MARKET FUND (Cost $2,896,947)				2,896,947

U.S. GOVERNMENT NOTES/BONDS: 8.17%
United States Treasury Note/Bond	10/31/2018	1.250%	2,700,000	2,698,219
United States Treasury Note/Bond	2/28/2019	1.500%	2,000,000	1,993,047
United States Treasury Note/Bond	3/15/2019	1.000%	1,650,000	1,639,687
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,332,966)				6,330,953
TOTAL SHORT-TERM INVESTMENTS (Cost $15,868,141)				15,864,488

TOTAL INVESTMENTS (Cost $58,025,373): 73.92%				57,248,595
Other Assets in Excess of Liabilities, 26.08% (h)				20,201,982
TOTAL NET ASSETS, 100.00%				$77,450,577

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2018.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on the procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the fair value of these securities total $15,878,533 which represents 20.50% of total net assets.
(c)	Foreign issued security. At September 30, 2018, the breakdown by country is as follows: Australia - 0.13%, Canada - 0.77%, Cayman Islands - 0.02%, Denmark - 0.82%, France - 1.29%, Hong Kong - 1.29%, Ireland - 1.89%, Japan - 0.64%, Luxembourg - 1.06%, Netherlands - 1.68%, Switzerland - 1.94%, United Kingdom - 5.04%.
(d)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of September 30, 2018.
(e)	Interest only. Represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
(f)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(g)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd. See Note 1.
(h)	Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities. See Note 2.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 10

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Forward Currency Contracts (a)

		Currency to be Received		Currency to be Delivered
Notional Amount	Forward Expiration Date	Currency Abbreviation	U.S. $ Value at September 30, 2018	Currency Abbreviation	U.S. $ Value on Origination Date	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Purchase Contracts:

$1,157,178	10/2/2018	CAD	$1,168,949	AUD	$1,157,178	$11,771	$–
1,165,094	10/2/2018	EUR	1,161,415	AUD	1,165,094	–	(3,679)
817,528	10/2/2018	GBP	814,769	AUD	817,528	–	(2,759)
430,828	10/2/2018	JPY	430,044	AUD	430,828	–	(784)
1,163,214	10/3/2018	CAD	1,163,368	AUD	1,163,214	154	–
1,161,049	10/3/2018	EUR	1,161,507	AUD	1,161,049	458	–
814,630	10/3/2018	GBP	814,804	AUD	814,630	174	–
432,209	10/3/2018	JPY	432,367	AUD	432,209	158	–
200,000	10/9/2018	CLP	212,656	USD	200,000	12,656	–
200,000	10/9/2018	COP	208,707	USD	200,000	8,707	–
400,000	10/9/2018	TWD	403,401	USD	400,000	3,401	–
100,000	10/10/2018	CLP	104,059	USD	100,000	4,059	–
400,000	10/15/2018	KRW	404,072	USD	400,000	4,072	–
400,000	10/15/2018	TWD	402,701	USD	400,000	2,701	–
100,000	10/16/2018	CLP	103,863	USD	100,000	3,863	–
200,000	10/16/2018	COP	203,793	USD	200,000	3,793	–
1,874,371	10/17/2018	AUD	1,872,397	USD	1,874,371	–	(1,974)
949,191	10/17/2018	BRL	956,818	USD	949,191	7,627	–
1,643,624	10/17/2018	CAD	1,657,529	USD	1,643,624	13,905	–
715,712	10/17/2018	CHF	704,301	USD	715,712	–	(11,411)
2,162,356	10/17/2018	EUR	2,151,212	USD	2,162,356	–	(11,144)
1,295,778	10/17/2018	GBP	1,291,476	USD	1,295,778	–	(4,302)
1,384,958	10/17/2018	JPY	1,357,310	USD	1,384,958	–	(27,648)
500,000	10/17/2018	KRW	505,096	USD	500,000	5,096	–
705,098	10/17/2018	MXN	718,484	USD	705,098	13,386	–
1,714,877	10/17/2018	NOK	1,735,055	USD	1,714,877	20,178	–
882,296	10/17/2018	NZD	881,692	USD	882,296	–	(604)
850,717	10/17/2018	PLN	849,323	USD	850,717	–	(1,394)
898,924	10/17/2018	RUB	919,209	USD	898,924	20,285	–
1,739,370	10/17/2018	SEK	1,751,313	USD	1,739,370	11,943	–
330,957	10/17/2018	TRY	353,340	USD	330,957	22,383	–
836,740	10/17/2018	ZAR	870,356	USD	836,740	33,616	–
100,000	10/22/2018	CLP	101,789	USD	100,000	1,789	–
200,000	10/22/2018	COP	202,782	USD	200,000	2,782	–
900,000	10/22/2018	KRW	905,102	USD	900,000	5,102	–
400,000	10/22/2018	TWD	401,752	USD	400,000	1,752	–
100,000	10/25/2018	CLP	100,911	USD	100,000	911	–
400,000	10/26/2018	TWD	400,646	USD	400,000	646	–
Total Purchase Contracts			29,878,368		29,726,699	217,368	(65,699)

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 11

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Forward Currency Contracts (a)

		Currency to be Received		Currency to be Delivered
Notional Amount	Forward Expiration Date	Currency Abbreviation	U.S. $ Value at September 30, 2018	Currency Abbreviation	U.S. $ Value on Origination Date	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Sale Contracts:

$700,000	10/1/2018	USD	$703,037	RUB	$700,000	$–	$(3,037)
1,165,094	10/2/2018	EUR	1,170,733	AUD	1,165,094	–	(5,639)
1,157,178	10/2/2018	CAD	1,156,565	AUD	1,157,178	613	–
817,528	10/2/2018	GBP	820,397	AUD	817,528	–	(2,869)
650,529	10/2/2018	USD	650,568	AUD	650,529	–	(39)
430,828	10/2/2018	JPY	433,712	AUD	430,828	–	(2,884)
100,000	10/2/2018	USD	99,084	ILS	100,000	916	–
700,000	10/2/2018	USD	702,445	RUB	700,000	–	(2,445)
1,161,049	10/3/2018	EUR	1,164,384	AUD	1,161,049	–	(3,335)
1,163,214	10/3/2018	CAD	1,156,565	AUD	1,163,214	6,649	–
814,629	10/3/2018	GBP	818,217	AUD	814,629	–	(3,588)
649,395	10/3/2018	USD	650,568	AUD	649,395	–	(1,173)
432,209	10/3/2018	JPY	433,712	AUD	432,209	–	(1,503)
200,000	10/9/2018	USD	211,280	CLP	200,000	–	(11,280)
800,000	10/9/2018	USD	799,416	CNH	800,000	584	–
200,000	10/9/2018	USD	209,275	COP	200,000	–	(9,275)
400,000	10/9/2018	USD	402,877	TWD	400,000	–	(2,877)
100,000	10/10/2018	USD	106,345	CLP	100,000	–	(6,345)
400,000	10/15/2018	USD	406,627	KRW	400,000	–	(6,627)
400,000	10/15/2018	USD	403,527	TWD	400,000	–	(3,527)
100,000	10/16/2018	USD	106,344	CLP	100,000	–	(6,344)
200,000	10/16/2018	USD	208,822	COP	200,000	–	(8,822)
3,360,637	10/17/2018	USD	3,383,327	AUD	3,360,637	–	(22,690)
1,296,498	10/17/2018	USD	1,325,206	BRL	1,296,498	–	(28,708)
2,495,114	10/17/2018	USD	2,540,511	CAD	2,495,114	–	(45,397)
2,458,226	10/17/2018	USD	2,429,328	CHF	2,458,226	28,898	–
5,503,443	10/17/2018	USD	5,500,127	EUR	5,503,443	3,316	–
4,052,706	10/17/2018	USD	4,083,151	GBP	4,052,706	–	(30,445)
6,030,385	10/17/2018	USD	5,922,808	JPY	6,030,385	107,577	–
500,000	10/17/2018	USD	505,066	KRW	500,000	–	(5,066)
100,921	10/17/2018	USD	101,727	MXN	100,921	–	(806)
3,007,798	10/17/2018	USD	3,097,522	NOK	3,007,798	–	(89,724)
2,965,271	10/17/2018	USD	2,983,169	NZD	2,965,271	–	(17,898)
1,104,253	10/17/2018	USD	1,112,532	PLN	1,104,253	–	(8,279)
718,456	10/17/2018	USD	751,180	RUB	718,456	–	(32,724)
3,264,255	10/17/2018	USD	3,341,469	SEK	3,264,255	–	(77,214)
79,083	10/17/2018	USD	85,063	TRY	79,083	–	(5,980)
809,669	10/17/2018	USD	870,356	ZAR	809,669	–	(60,687)
100,000	10/22/2018	USD	103,888	CLP	100,000	–	(3,888)
200,000	10/22/2018	USD	203,916	COP	200,000	–	(3,916)
900,000	10/22/2018	USD	909,231	KRW	900,000	–	(9,231)
400,000	10/22/2018	USD	402,788	TWD	400,000	–	(2,788)
100,000	10/25/2018	USD	101,823	CLP	100,000	–	(1,823)
400,000	10/26/2018	USD	401,888	TWD	400,000	–	(1,888)

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 12

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Forward Currency Contracts (a)

		Currency to be Received		Currency to be Delivered
Notional Amount	Forward Expiration Date	Currency Abbreviation	U.S. $ Value at September 30, 2018	Currency Abbreviation	U.S. $ Value on Origination Date	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
$100,000	10/29/2018	USD	$101,336	COP	$100,000	$–	$(1,336)
200,000	10/29/2018	USD	201,018	TWD	200,000	–	(1,018)
900,000	10/31/2018	USD	905,245	KRW	900,000	–	(5,245)
188,978	11/21/2018	USD	188,828	ZAR	188,978	150	–
Total Sale Contracts			54,367,003		53,977,346	148,703	(538,360)
Total Forward Currency Contracts			$(24,488,635)		$(24,250,647)	$366,071	$(604,059)
Net Unrealized Depreciation							$(237,988)

Currency abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CNH	Chinese Offshore Renminbi	RUB	Russian Ruble
COP	Colombian Peso	SEK	Swedish Krona
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South African Rand

(a) Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2018.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 13

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Futures Contracts

Description	Notional Amount	Number of Contracts Purchased /(Sold)	Expiration Month-Year	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Purchase Contracts:
LME Nickel (a)(b)	$75,049	1	Oct-18	$1,298	$–
Low Sulfur Gasoil (a)	72,425	1	Oct-18	1,973	–
LME Lead (a)(b)	101,238	2	Oct-18	–	(2,155)
CAC40 10 Euro	2,676,903	42	Oct-18	28,011	–
Omxs30 Ind	485,631	26	Oct-18	9,152	–
Amsterdam Index	510,351	4	Oct-18	3,272	–
LME Copper (a)(b)	156,413	1	Oct-18	–	(2,364)
Sgx Nifty 50	328,770	15	Oct-18	–	(6,994)
Msci Taiwan Index	985,440	24	Oct-18	1,766	–
LME Lead (a)(b)	101,413	2	Oct-18	–	(4,592)
FTSE China A50	23,825	2	Oct-18	308	–
FTSE Klci	21,687	1	Oct-18	9	–
Live Cattle (a)	45,380	1	Oct-18	–	(2)
LME Aluminium (a)(b)	51,575	1	Oct-18	–	(821)
LME Nickel (a)(b)	75,243	1	Nov-18	–	(8,100)
Low Sulfur Gasoil (a)	2,679,725	37	Nov-18	58,472	–
Rubber (a)	13,158	2	Nov-18	–	(2,525)
Wti Crude (a)	4,468,250	61	Nov-18	202,631	–
Natural Gas (a)	902,400	30	Nov-18	–	(3,901)
Gasoline Rbob (a)	2,189,985	25	Nov-18	77,200	–
Ny Harb Ulsd (a)	1,380,918	14	Nov-18	55,921	–
E-Mini Crude Oil (a)	73,250	2	Nov-18	4,572	–
WTI Crude (a)	73,250	1	Nov-18	4,629	–
LME Aluminium (a)(b)	51,814	1	Nov-18	–	(1,601)
LME Lead (a)(b)	50,933	1	Dec-18	–	(1,720)
LME Nickel (a)(b)	75,459	1	Dec-18	457	–
Euro-Oat	4,559,788	26	Dec-18	–	(39,035)
Euro-Schatz	2,595,525	20	Dec-18	–	(3,788)
Euro-Bund	3,318,534	18	Dec-18	–	(22,023)
Euro-Btp	718,922	5	Dec-18	–	(16,606)
Euro Buxl 30Y Bnd	1,011,970	5	Dec-18	–	(12,286)
Cotton No.2 (a)	38,185	1	Dec-18	–	(6,377)
LME Nickel (a)(b)	75,466	1	Dec-18	1,320	–
LME Lead (a)(b)	50,941	1	Dec-18	–	(844)
Low Sulfur Gasoil (a)	144,250	2	Dec-18	8,023	–
Nikkei 225 (Sgx)	6,056,438	57	Dec-18	284,493	–
Nikkei 225 Mini	467,030	22	Dec-18	24,861	–
Kospi2 Inx	1,155,556	17	Dec-18	–	(2,991)
Topix Indx	2,719,372	17	Dec-18	156,425	–
Japanese 10Y Bond (Ose)	9,246,876	7	Dec-18	–	(7,606)
Yen Denom Nikkei	318,826	3	Dec-18	16,562	–
Mini Tpx Index	31,993	2	Dec-18	2,364	–
Nikkei 225 (CME)	120,925	1	Dec-18	8,048	–
Nikkei 225 (Ose)	424,573	2	Dec-18	25,870	–

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 14

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Futures Contracts

Description	Notional Amount	Number of Contracts Purchased /(Sold)	Expiration Month-Year	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Mexican Peso	$316,740	12	Dec-18	$2,850	$–
Dollar Index	284,211	3	Dec-18	1,162	–
Ice Ecx Emission (a)	73,878	3	Dec-18	–	(409)
Aust 3Yr Bond	80,429	1	Dec-18	–	(3,500)
LME Copper (a)(b)	156,563	1	Dec-18	4,348	–
Spi 200	1,790,937	16	Dec-18	6,740	–
S&P/Tsx 60 Ix	1,471,451	10	Dec-18	2,187	–
Yellow Maize (a)	17,099	1	Dec-18	–	(224)
S&P500 E-mini	6,859,650	47	Dec-18	7,459	–
Ftse 100 Index	3,805,603	39	Dec-18	83,164	–
DJIA Mini e-CBOT	4,368,540	33	Dec-18	14,422	–
E-Mini Russ 2000	2,126,000	25	Dec-18	–	(19,945)
Nasdaq 100 E-Mini	3,521,415	23	Dec-18	41,150	–
Euro Stoxx 50	511,222	13	Dec-18	–	(3,084)
S&P Mid 400 E-mini	810,080	4	Dec-18	–	(9,409)
Stoxx Europe 600	88,681	4	Dec-18	707	–
MSCI Eafe	197,550	2	Dec-18	–	(2,168)
XAF Financials	85,038	1	Dec-18	–	(1,964)
XAF Financials	95,720	1	Dec-18	1,849	–
XAF Financials	76,460	1	Dec-18	1,989	–
XAF Financials	53,170	1	Dec-18	–	(1,221)
LME Copper (a)(b)	312,843	2	Dec-18	–	(3,474)
LME Aluminium (a)(b)	51,608	1	Dec-18	–	(169)
Brent Crude (a)	3,640,120	44	Dec-18	185,658	–
Ny Harb Ulsd (a)	691,664	7	Dec-18	49,980	–
Wti Crude (a)	292,240	4	Dec-18	11,272	–
Live Cattle (a)	190,160	4	Dec-18	1,423	–
Natural Gas (a)	123,640	4	Dec-18	–	(737)
Gasoline Rbob (a)	174,359	2	Dec-18	14,676	–
Brent Last Day Financials (a)	82,730	1	Dec-18	1,499	–
WTI Crude (a)	73,060	1	Dec-18	1,249	–
White Sugar (ICE) (a)	16,025	1	Dec-18	–	(441)
Low Sulfur Gasoil (a)	71,950	1	Jan-19	3,899	–
Platinum (a)	41,120	1	Jan-19	–	(222)
Wti Crude (a)	218,670	3	Jan-19	10,095	–
Brent Crude (a)	164,480	2	Jan-19	6,978	–
Natural Gas (a)	63,380	2	Jan-19	–	(1,044)
Gasoline Rbob (a)	87,112	1	Jan-19	6,848	–
Brent Crude (a)	81,830	1	Feb-19	3,519	–
Live Cattle (a)	49,120	1	Feb-19	518	–
Gasoline Rbob (a)	87,373	1	Feb-19	5,147	–
90-Day Bank Bill	1,438,853	2	Mar-19	–	(38)
3 Mo Euro EURIBOR	2,328,600	8	Mar-19	2,550	–
Lean Hogs (a)	56,020	2	Apr-19	476	–
Live Cattle (a)	49,560	1	Apr-19	518	–

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 15

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Futures Contracts

Description	Notional Amount	Number of Contracts Purchased /(Sold)	Expiration Month-Year	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
90-Day Bank Bill	$25,177,502	35	Jun-19	$2,383	$–
90-Day Bank Bill	719,268	1	Sep-19	176	–
Natural Gas (a)	80,400	3	Oct-19	455	–
3 Mo Euro EURIBOR	868,087	3	Dec-20	42	–
3 Mo Euro EURIBOR	864,866	3	Dec-21	–	(1,525)
Total Purchase Contracts				1,455,025	(195,905)

Sale Contracts:
LME Nickel (a)(b)	$(75,049)	(1)	Oct-18	$12,548	$–
LME Lead (a)(b)	(101,238)	(2)	Oct-18	5,969	–
Cboe Vix (a)	(153,725)	(11)	Oct-18	7,693	–
Ibex 35 Indx	(108,767)	(1)	Oct-18	2,616	–
LME Copper (a)(b)	(156,413)	(1)	Oct-18	–	(4,315)
Mini Hsi Index	(71,221)	(2)	Oct-18	–	(633)
LME Lead (a)(b)	(101,413)	(2)	Oct-18	1,974	–
HSCEI	(423,997)	(6	Oct-18	–	(4,921)
Hang Seng Index	(1,780,516)	(10)	Oct-18	–	(14,982)
Msci Sing Ix Ets	(352,090)	(13)	Oct-18	–	(5,012)
Live Cattle (a)	(45,380)	(1)	Oct-18	–	(2,122)
LME Aluminium (a)(b)	(51,575)	(1)	Oct-18	–	(283)
LME Nickel (a)(b)	(75,243)	(1)	Nov-18	–	(1,340)
Soybean (a)	(1,437,350)	(34)	Nov-18	–	(730)
Cboe Vix (a)	(59,900)	(4)	Nov-18	751	–
LME Copper (a)(b)	(156,438)	(1)	Nov-18	–	(5,577)
Rubber (a)	(13,158)	(2)	Nov-18	3,434	–
Coff Robusta 10Tn (a)	(170,940)	(11)	Nov-18	2,375	–
LME Aluminium (a)(b)	(51,804)	(1)	Nov-18	2,094	–
LME Aluminium (a)(b)	(51,814)	(1)	Nov-18	615	–
LME Lead (a)(b)	(50,933)	(1)	Dec-18	844	–
LME Zinc (a)(b)	(65,769)	(1)	Dec-18	–	(4,859)
LME Nickel (a)(b)	(75,459)	(1)	Dec-18	–	(1,346)
LME Nickel (a)(b)	(75,466)	(1)	Dec-18	–	(168)
Euro-Btp	(718,922)	(5)	Dec-18	–	(8,606)
Cotton No.2 (a)	(229,110)	(6)	Dec-18	10,640	–
Euro-Bobl	(10,925,937)	(72)	Dec-18	–	(19,834)
LME Aluminium (a)(b)	(51,871)	(1)	Dec-18	–	(186)
LME Lead (a)(b)	(50,941)	(1)	Dec-18	–	(1,931)
Cocoa (a)	(77,996)	(4)	Dec-18	4,765	–
10Yr Mini JGB	(1,717,162)	(13)	Dec-18	1,839	–
Cocoa (a)	(123,420)	(6)	Dec-18	6,223	–
Crude Palm Oil (a)	(26,266)	(2)	Dec-18	460	–
Kc Hrw Wheat (a)	(76,687)	(3)	Dec-18	3,206	–
Lean Hogs (a)	(92,680)	(4)	Dec-18	–	(3,840)
Soybean Meal (a)	(278,100)	(9)	Dec-18	12,997	–

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 16

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Futures Contracts
Description	Notional Amount	Number of Contracts Purchased /(Sold)	Expiration Month-Year	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Wheat (a)	$(279,950)	(11)	Dec-18	$3,319	$–
Soybean Oil (a)	(417,456)	(24)	Dec-18	12,555	–
Corn (a)	(1,905,936)	(107)	Dec-18	55,836	–
Euro/Jpy	(290,310)	(2)	Dec-18	–	(2,805)
New Zealand $	(994,650)	(15)	Dec-18	–	(9,600)
Euro FX Currency	(5,110,875)	(35)	Dec-18	22,079	–
Aust 10Y Bond	(3,818,806)	(41)	Dec-18	–	(31,732)
BP Currency	(3,680,438)	(45)	Dec-18	4,057	–
Japanese Yen Currency	(6,308,475)	(57)	Dec-18	93,487	–
AUD/USD Currency	(4,263,930)	(59)	Dec-18	–	(42,799)
Coffee 'C' (a)	(499,444)	(13)	Dec-18	30,315	–
Canadian Dollar Currency	(1,627,605)	(21)	Dec-18	–	(15,755)
Canadian 10Yr Bond	(2,361,522)	(23)	Dec-18	17,868	–
Cboe Vix (a)	(15,225)	(1)	Dec-18	–	(127)
Us Ultra Bond (CBT)	(308,563)	(2)	Dec-18	8,920	–
LME Aluminium (a)(b)	(155,662)	(3)	Dec-18	–	(5,528)
LME Copper (a)(b)	(469,687)	(3)	Dec-18	–	(6,038)
LME Nickel (a)(b)	(377,760)	(5)	Dec-18	40,890	–
Us 10Yr Ultra	(1,008,000)	(8)	Dec-18	14,039	–
U.S. Long Bond (CBT)	(11,521,000)	(82)	Dec-18	28,103	–
U.S. 10Yr Note (CBT)	(36,940,969)	(311)	Dec-18	23,599	–
LME Lead (a)(b)	(50,869)	(1)	Dec-18	–	(296)
FTSE/JSE Top 40	(141,767)	(4)	Dec-18	2,514	–
MSCI Emerging Markets	(157,455)	(3)	Dec-18	–	(4,290)
Dax Index	(1,421,298)	(4)	Dec-18	–	(13,368)
LME Copper (a)(b)	(156,422)	(1)	Dec-18	2,396	–
Long Gilt	(945,804)	(6)	Dec-18	–	(19,455)
Copper (a)	(1,963,500)	(28)	Dec-18	–	(72,493)
Gold 100 Oz (a)	(7,057,580)	(59)	Dec-18	155,088	–
Silver (a)	(4,560,720)	(62)	Dec-18	–	(36,672)
U.S. 2Yr Note (CBT)	(12,433,328)	(59)	Dec-18	28,618	–
US 5Yr Note (CBT)	(59,050,195)	(525)	Dec-18	86,983	–
Soybean Meal (a)	(61,880)	(2)	Jan-19	–	(194)
Soybean (a)	(386,775)	(9)	Jan-19	–	(2,384)
Crude Palm Oil (a)	(26,809)	(2)	Jan-19	273	–
Coff Robusta 10Tn (a)	(15,410)	(1)	Jan-19	–	(311)
Rapeseed Euro (a)	(21,770)	(1)	Feb-19	–	(379)
Natural Gas (a)	(154,250)	(5)	Feb-19	–	(8,410)
Kc Hrw Wheat (a)	(26,762)	(1)	Mar-19	460	–
Corn (a)	(36,800)	(2)	Mar-19	358	–
Wheat (a)	(52,725)	(2)	Mar-19	1,596	–
90-Day Euro$	(1,943,200)	(8)	Mar-19	1,788	–
Bank Acceptance	(2,643,324)	(14)	Mar-19	501	–
Sugar #11 (World) (a)	(777,728)	(62)	Mar-19	17,975	–
Mill Wheat Euro (a)	(11,930)	(1)	May-19	–	(263)

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 17

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Futures Contracts
Description	Notional Amount	Number of Contracts Purchased /(Sold)	Expiration Month-Year	Value/ Unrealized Appreciation	Value/ Unrealized (Depreciation)
Sugar #11 (World) (a)	$(12,645)	(1)	May-19	$76	$–
Bank Acceptance	(377,115)	(2)	Jun-19	482	–
3 Mo Euro EURIBOR	(1,455,012)	(5)	Jun-19	–	(35)
90-Day Euro$	(23,039,875)	(95)	Jun-19	16,530	–
90Day Sterling	(322,430)	(2)	Jun-19	88	–
Gold (a)	(3,792)	(1)	Aug-19	–	(39)
Platinum (a)	(12,925)	(1)	Aug-19	–	(567)
Gold (a)	(75,832)	(2)	Aug-19	–	(677)
90-Day Euro$	(5,088,300)	(21)	Sep-19	–	(1,313)
90Day Sterling	(2,416,028)	(15)	Sep-19	–	(245)
90-Day Euro$	(2,663,650)	(11)	Dec-19	321	–
90-Day Euro$	(2,905,050)	(12)	Sep-20	–	(1,200)
90Day Sterling	(2,570,319)	(16)	Sep-20	–	(261)
90-Day Euro$	(1,210,438)	(5)	Dec-20	2,118	–
90-Day Euro$	(2,179,800)	(9)	Sep-21	–	(1,575)
90Day Sterling	(2,565,887)	(16)	Sep-21	–	(522)
90-Day Euro$	(242,188)	(1)	Dec-21	486	–
90-Day Euro$	(242,188)	(1)	Dec-22	399	–
Total Sale Contracts				755,160	(360,018)
Total Futures Contracts				$2,210,185	$(555,923)
Net Unrealized Appreciation				$1,654,262

(a)	Contract held by Steben Managed Futures Cayman Fund Ltd. See Note 1.

(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities. See Note 2.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 18

Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2018 (Unaudited)

ASSETS
Investments, at fair value (Cost $58,025,373)	$57,248,595
Foreign currency, at value (Cost $3,137,244)	3,132,767
Deposits with brokers for futures (Note 2)	14,256,622
Deposits with brokers for forwards (Note 2)	2,551,245
Interest receivable	314,687
Receivable for variation margin on futures contracts (Note 3)	110,597
Receivable for unsettled open futures contracts	74,752
Receivable from brokers	205,321
Receivable for capital shares sold	27,359
Total Assets	77,921,945

LIABILITIES
Payable for distribution fees	4,175
Payable for capital shares redeemed	34,550
Payable for investment securities purchased	10,000
Payable for investment management fees (Note 5)	111,638
Payable for operating services fees (Note 5)	15,310
Payable for unsettled open futures contracts	57,707
Net unrealized depreciation on forward currency contracts (Note 3)	237,988
Total Liabilities	471,368

NET ASSETS	$77,450,577

Net assets consist of:
Paid in capital	$76,992,668
Total distributable earnings	457,909
NET ASSETS	$77,450,577

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 19

Steben Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
September 30, 2018 (Unaudited)

Net Assets
Class A	$3,024,955
Class C	1,193,101
Class I	60,600,707
Class N	12,631,814

Shares Issued and Outstanding (unlimited shares authorized, no par value)
Class A	338,726
Class C	138,486
Class I	6,711,571
Class N	1,414,944

Net Asset Value, redemption and offering price per share
Class A(1)	$8.93
Class A Maximum Offering Price Per Share (net asset value per share divided by 0.9425)(2)	9.47
Class C(3)	8.62
Class I(4)	9.03
Class N(4)	8.93

(1)	A contingent deferred sales charge (CDSC) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 6 months of purchase and 0.75% on shares redeemed between 6 and 18 months of purchase.

(2)	Reflects a maximum sales charge of 5.75%.

(3)	A CDSC of 1.00% may be imposed on share purchases that are redeemed within 12 months of purchase.

(4)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 20

Steben Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$999,990

EXPENSES
Management fees (Note 5)	679,314
Distribution fees - Class A (Note 5)	4,259
Distribution fees - Class C (Note 5)	7,155
Distribution fees - Class N (Note 5)	13,493
Operating services fee (Note 5)	93,163
TOTAL EXPENSES	797,384
NET INVESTMENT INCOME	202,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCY CONTRACTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	(73,211)
Forward currency contracts	(632,995)
Futures contracts	726,095
Foreign currency	(284,044)

Net change in unrealized appreciation/depreciation on:
Investments	(122,537)
Forward currency contracts	(148,152)
Futures contracts	1,518,755
Foreign currency	(17,011)

NET REALIZED AND UNREALIZED GAIN	966,900

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,169,506

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 21

Steben Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
FROM OPERATIONS
Net investment income (loss)	$202,606	$(320,280)
Realized gain (loss) on:
Investments	(73,211)	(234,851)
Forward currency contracts	(632,995)	(958,166)
Futures contracts	726,095	(723,475)
Foreign currency	(284,044)	352,816

Change in unrealized appreciation/depreciation on:
Investments	(122,537)	(671,907)
Forward currency contracts	(148,152)	(41,210)
Futures contracts	1,518,755	637,272
Foreign currency	(17,011)	(11,946)
Net Increase (Decrease) in Net Assets from Operations	1,169,506	(1,971,747)
FROM DISTRIBUTIONS
Net realized gain:
Class A	–	(313,581)
Class C	–	(135,955)
Class I	–	(5,293,212)
Class N	–	(845,029)
Net Decrease in Net Assets from Distributions Paid	–	(6,587,777)
FROM CAPITAL TRANSACTIONS
Proceeds from sales of shares	10,914,240	23,966,693
Net asset value of shares issued in reinvestment of distributions to shareholders	–	6,524,343
Payments for shares redeemed	(10,193,096)	(29,325,485)
Redemption fees	1,104	437
Net Increase in Net Assets from Capital Transactions	722,248	1,165,988

Total Increase (Decrease) in Net Assets	1,891,754	(7,393,536)

NET ASSETS
Beginning of period	75,558,823	82,952,359
End of period	$77,450,577	$75,558,823 *

* Includes accumulated net investment income of $1,165,433.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 22

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

1. Organization

The Steben Managed Futures Strategy Fund (the “Fund”) is a separate operating series of Steben Alternative Investment Funds (the “Trust”), a Delaware statutory trust since February 14, 2013, that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund’s investment objective is to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns. The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing in futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities), foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts), and options on futures and swaps collectively, (“Derivative Instruments”).

The Fund may invest in Derivative Instruments directly or it may invest up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, Steben Managed Futures Cayman Fund Ltd. (“SMFCF”), formed under the laws of the Cayman Islands, to pursue its managed futures strategy through investments in Derivative Instruments. SMFCF is advised by Steben & Company, Inc. (the “Investment Manager”) and has the same investment objective as the Fund. The consolidated financial statements of the Fund include the investment activity and financial statements of SMFCF. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the subsidiary. As of September 30, 2018, the fair value of the Fund’s investments (or net assets) held by SMFCF was $11,982,936 (representing 15.39% of the Fund’s total assets). SMFCF acts as an investment vehicle in order to enter into certain investments for the Fund consistent with the investment policies specified in the Fund’s Prospectus and Statement of Additional Information. See Note 2.

The Fund utilizes managers who employ a variety of managed futures trading strategies (“Trading Advisors”). The managed futures strategies in which the Fund typically seeks exposure includes the following investment styles: (1) trend following, (2) short-term systematic and discretionary trading, and (3) counter-trend or mean reversion strategies. The Investment Manager expects the managed futures programs employed by the Trading Advisors to have a wide variety of different trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund’s investments in managed futures. The Investment Manager allocates these assets to Principal Global Investors, LLC (the “Sub-Adviser”), who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody’s Investors Service, Inc. of Baa3/P-3 or higher; by Standard & Poor’s Ratings Group of BBB-/A-3 or higher; or by Fitch Ratings of BBB-/F3 or higher; or, if unrated, determined by the Investment Manager or the Sub-Adviser to be of comparable quality. The Fund also may invest up to ten percent of its assets in lower quality fixed income securities, known as “high yield” or “junk” bonds, which are rated lower than investment grade securities. The fixed income portion of the Fund’s portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 23

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The Fund currently offers Class A, Class C, Class I and Class N shares of beneficial interest, with no par value per share. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front-end sales load of 5.75% and a maximum deferred sales charge of 1.00%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I and Class N shares have a redemption fee of 1.00% if sold within 30 days, (ii) Class A and Class N shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) Class A, Class C and Class N shares require a minimum initial investment of $2,500 with a minimum subsequent investment of $100 and Class I shares require a minimum initial investment of $1,000,000 with a minimum subsequent investment of $25,000; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (the “Board” and each member a “Trustee”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date. All classes of the Fund commenced operations on April 1, 2014.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described above.

2.	Summary of Significant Accounting Policies and Practices

a.       Basis of Accounting | The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

b.       Valuation |

Share Valuation. The price of Fund shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation. The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 24

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of the Investment Manager (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, the Investment Manager checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). The Investment Manager compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. The Investment Manager documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 25

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that the Investment Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Investment Manager also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, mortgage-backed bonds, municipal bonds, commercial paper, bank loans and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 26

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The following table summarizes the Fund’s consolidated investments and other financial instruments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset Backed Securities	$-	$2,728,133	$-	$2,728,133
Bank Loans	-	653,950	-	653,950
Corporate Bonds	-	33,203,130	-	33,203,130
Mortgage Backed Securities	-	4,798,894	-	4,798,894
Total Long-Term Investments	-	41,384,107	-	41,384,107

Short-Term Investments
Commercial Paper	-	6,636,588	-	6,636,588
Money Market Fund	2,896,947	-	-	2,896,947
U.S. Government Notes/Bonds	-	6,330,953	-	6,330,953
Total Short-Term Investments	2,896,947	12,967,541	-	15,864,488
Total Investments	$2,896,947	$54,351,648	$-	$57,248,595

Forward Currency Contracts
Long Forward Currency Contracts	$-	$151,669	$-	$151,669
Short Forward Currency Contracts	-	(389,657)	-	(389,657)
Total Forward Currency Contracts	$-	$(237,988)	$-	$(237,988)

Futures Contracts
Long Futures Contracts	$1,259,120	$-	$-	$1,259,120
Short Futures Contracts	395,142	-	-	395,142
Total Futures Contracts	$1,654,262	$-	$-	$1,654,262

During the six months ended September 30, 2018, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

c.	Investment Strategies |

Derivative Investments. The Fund and the Subsidiary invest their assets in Derivative Instruments. The Fund’s and Subsidiary’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Subsidiary will comply with the asset coverage requirements under 1940 Act with respect to its investments in Derivative Instruments on a consolidated basis with the Fund.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 27

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The Fund and Subsidiary use Derivative Instruments as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund and Subsidiary may also use Derivative Instruments for leverage, in which case their use would involve leveraging risk.

d.       Security Transactions and Investment Income Recognition | Purchases and sales of securities are recorded on a trade-date basis. For investments in securities, interest income is recorded on the accrual basis. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method. Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the consolidated statement of operations. Market discounts and premiums are amortized daily over the expected life of the security using the effective yield method.

e.       Federal Income Taxes | The Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make distributions from net investment income and from realized capital gains sufficient to relieve it from all, or substantially all, federal and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. The Fund files a state tax return with Delaware.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2018, the Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. The Fund’s federal and state income and federal excise tax returns for tax years 2014 through 2017 remain open for examination by tax authorities based on varying statutes of limitation.

The SMFCF is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the SMFCF’s income. Net investment loss of the SMFCF cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

As of March 31, 2018, the tax cost of securities and components of distributable earnings on a tax basis were as follows:

	Investments	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Total Portfolio
Cost basis of investments for federal income tax purposes	$58,012,436	$2,864,998	$(105,482)	$(219,374)	$60,552,578
Gross tax unrealized appreciation	54,285	12,534	15,646	354,881	437,346
Gross tax unrealized depreciation	(708,526)	-	-	-	(708,526)
Net tax unrealized appreciation (depreciation)	(654,241)	12,534	15,646	354,881	(271,180)
Undistributed ordinary income	1,059,951	-	-	-	1,059,951
Undistributed long-term gains	-	-	-	-	-
Distributable earnings	1,059,951	-	-	-	1,059,951
Other accumulated gain/(loss)	(1,500,368)	-	-	-	(1,500,368)
Total accumulated gain/(loss)	$(1,094,658)	$12,534	$15,646	$354,881	$(711,597)

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 28

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due to tax treatment of certain investments.

At March 31, 2018, the Fund had no capital loss carry forwards.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

At March 31, 2018, the Fund deferred post-October losses of $1,500,368.

The Fund made no distributions during the six months ended September 30, 2018, and the Fund distributed $3,240,741 out of long-term capital gains and $3,347,036 out of ordinary income during the fiscal year ended March 31, 2018.

f.       Use of Estimates | The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

g.       Indemnifications | Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

h.       Organization and Offering Costs | Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. These expenses may not be recouped by the Investment Manager.

i.       Fund Expenses | Pursuant to the Operating Services Agreement with the Fund, the Investment Manager has contractually agreed to pay all of the Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Fund’s organizational and offering expenses but not the following Fund expenses: fees for advisory services; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments and enforcing the Fund’s rights in respect of such investments; brokerage commissions; interest and fees on any borrowings by the Fund; taxes and governmental fees (including tax preparation fees); acquired fund fees and expenses; shareholder servicing fees, expenses which the Fund is authorized to pay pursuant to Rule 12b-l under the 1940 Act or fees pursuant to any services agreement with the Investment Manager; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. The Operating Services Agreement may be terminated at any time by the Board. See Note 5 – Related Party Transactions.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), provides accounting, administrative and transfer agency services to the Fund. U.S. Bank, N.A. provides custodian services to the Fund.

j.       Dividends and Distributions to Shareholders | Typically, the Fund distributes all or substantially all of its net investment income and net capital gains to its shareholders every year. The Fund distributes dividends from its net investment income to its shareholders annually. Net investment income generally consists of dividends and interest income received on investments, less expenses.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 29

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The dividends received from the Fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the maximum federal income tax rates applicable to “qualified dividend income” distributed to individual and certain other non-corporate shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares.

The Fund also distributes net capital gains and net gains from foreign currency transactions, if any, to its shareholders, normally once a year. The Fund generates capital gains when it sells assets in its portfolio for profit. Capital gain distributions are taxed differently depending on how long the Fund held the asset(s) that generated the gain. Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at the maximum federal income tax rates. Generally, Fund distributions are taxable in the year received. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

The Fund’s distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing class at NAV (without sales charge) unless the shareholder opts to take distributions in cash, in the form of a check. Shareholders may change their distribution option either in writing or by calling the transfer agent at any time. Any change will be effective for distributions with a record date 5 calendar days from the date of the change.

k.       Foreign Securities and Currency | Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

l.       Futures Contacts | Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of a contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation/depreciation of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

m.       Forward Currency Contracts | Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statement of operations.

n.       Deposits with Broker | Futures Contracts and Forward Currency Contracts | When trading derivative instruments, such as forward or futures contracts, the Fund and SMFCF are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 30

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At September 30, 2018, the Fund and SMFCF, collectively, had $14,256,622 in cash and cash equivalents on deposit with brokers for futures and $2,551,245 for forwards, which are presented on the Fund’s consolidated statement of assets and liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, a broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, a broker will pay the excess to the Fund.

These subsequent payments called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Fund’s consolidated statement of asset and liabilities. The Fund expects to earn interest income on any margin deposits.

o.       Counterparty, Credit and Market Risk | Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over-the-counter transactions or off-exchange transactions. Therefore, in those instances in which the Fund enters into such transactions, the Fund will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Fund’s assets were to become bankrupt or insolvent, it is possible that the Fund would be able to recover only a portion, or in certain circumstances, none of its assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Fund will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Fund invests in derivative or other over-the-counter transactions, including forward contracts, the Fund may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 31

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

p.       CFTC Regulation | The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all security-based swaps and swaps to SEC and CFTC jurisdiction, respectively.

Historically, advisers to registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, and swaps), have been able to claim exclusion from registration as commodity pool operators (“CPO”s) pursuant to CFTC Regulation 4.5. In February 2012, the CFTC adopted substantial amendments to that regulation. The Investment Manager is registered with the CFTC as a CPO under the Commodity Exchange Act and serves as a registered CPO with respect to the Fund. CPO registration and regulation will increase the regulatory requirements to which the Fund is subject and are expected to increase costs for the Fund. The CFTC has proposed amendments to its regulations governing CPOs that are intended to harmonize regulatory requirements that will apply to funds that are subject to investment company regulation by the SEC, to which the Fund is already subject, and CPO regulation by the CFTC. The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

The Fund and SMFCF have filed for an exemption with the National Futures Association under Rule 4.12(c)(3) of the CFTC Regulations. SMFCF has claimed no-action relief provided in CFTC Letter No. 13-51 (Sept. 5, 2013) from certain CFTC regulations.

q. New Accounting Pronouncement | In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

3.	Derivative Instruments

During the six months ended September 30, 2018, the Fund invested in Derivative Instruments such as futures contracts and forward currency contracts in order to pursue its managed futures strategy. Such investments are not for hedging purposes.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 32

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The Fund may invest in commodity-linked futures contracts either directly or through a wholly owned subsidiary. Commodity- linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, West Texas Intermediate (WTI) crude oil, Brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas City wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity, less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (these benefits are sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund’s performance.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation on futures contracts is reported on the Fund’s consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the Derivative Instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of net realized and net unrealized gain (loss) in the Fund's consolidated statement of operations.

At September 30, 2018, the Fund held derivative and other financial instruments which are subject to a master netting agreement. As the table below illustrates, certain positions are netted in these consolidated financial statements.

Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Collateral Pledged (Received)	Net Amount
Forward Currency Contracts	$366,071	$(366,071)	$-	$-
Futures Contracts	$110,597	$-	$-	$110,597

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 33

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

Liabilities:
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Collateral Received (Pledged)	Net Amount
Forward Currency Contracts	$604,059	$(366,071)	$(237,988)	$-

The following table presents the fair value of consolidated derivative instruments for the Fund at September 30, 2018 as presented on the Fund's consolidated statement of assets and liabilities.

	Fair Value		Net Unrealized Gain (Loss) on Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts (a)
Long	$217,368	$65,699	$151,669
Short	148,703	538,360	(389,657)
Total Forward Currency Contracts	$366,071	$604,059	$(237,988)

Futures Contracts (b)
Long Contracts
Agricultural Commodities/Softs	$10,358	$35,409	$(25,051)
Currencies	4,012	-	4,012
Energy	714,696	6,091	708,605
Interest Rates	5,151	106,407	(101,256)
Metals	-	222	(222)
Stock Indices	720,808	47,776	673,032
Total Long Contracts	1,455,025	195,905	1,259,120

Futures Contracts
Short Contracts
Agricultural Commodities/Softs	193,303	30,524	162,779
Currencies	119,623	68,154	51,469
Energy	-	8,410	(8,410)
Interest Rates	230,843	87,583	143,260
Metals	195,978	122,014	73,964
Stock Indices	15,413	43,333	(27,920)
Total Short Contracts	755,160	360,018	395,142
Total Futures Contracts	$2,210,185	$555,923	$1,654,262

(a) Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 34

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

The following table presents the trading results of the derivative trading and information related to the volume of the Fund’s derivative activity for the six months ended September 30, 2018. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized
Forward Currency Contracts	$(632,995)	$(148,152)
Futures Contracts
Agricultural Commodities/Softs	$130,070	$(127,325)
Currencies	(301,154)	142,898
Energy	1,642,882	421,531
Interest Rates	(439,416)	(105,845)
Metals	81,104	268,949
Stock Indices	(387,391)	918,547
Total Futures Contracts	$726,095	$1,518,755

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended September 30, 2018 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$35,562,607	$51,870,080
Futures Contracts	186,927,299	190,714,128

Please refer to the Fund's prospectus for a listing of risks associated with these investments.

All agricultural commodities/softs, energy, and metals related futures contracts represent balances and activity of the Fund’s wholly-owned and controlled subsidiary. See Note 1.

4.	Investment Transactions

For the six months ended September 30, 2018, the aggregate cost of security purchases and the proceeds from security sales (excluding short-term investments and U.S. Government obligations) were $4,970,239 and $7,304,431, respectively.

For the six months ended September 30, 2018, purchases and sales of U.S. Government obligations were $5,616,250 and $4,346,328, respectively.

5.	Related Party Transactions

a.     Investment Management Fee | The Board is authorized to engage an investment adviser and it has selected Steben & Company, Inc. to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Investment Manager is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 35

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

Under the terms of the Investment Management Agreement, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the average daily net assets of the Fund of 1.75%, accrued daily and payable monthly. For the six months ended September 30, 2018, the Fund incurred $679,314 in management fees.

b.     Investment Subadvisory Fee | The Investment Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Fund.

c.     Distribution Fee | The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”). Class A, Class C and Class N shareholders will pay Rule 12b-1 fees to the Distributor at the annual rate of 0.25%, 1.00% and 0.25%, respectively, of average daily net assets and Class I shareholders will pay no 12b-1 fees. For the six months ended September 30, 2018, the Fund incurred $4,259 in distribution fees for Class A shares, $7,155 for Class C shares and $13,493 for Class N shares.

d.     Operating Services Fee | The Fund will pay to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.24%, which is paid monthly, based on the average daily net assets of the Fund. For the six months ended September 30, 2018, the Fund incurred $93,163 in operating services fees.

6.	Significant Shareholder

During 2014, Futures Portfolio Fund L.P. (“FPF”) purchased $58.5 million of Class I shares of the Fund. FPF is a Maryland partnership that is a privately offered commodity pool registered with the National Futures Association. At September 30, 2018, FPF owned 37% of the outstanding shares of the Fund and therefore had no effective control of the Fund.

A shareholder also held 62% of outstanding shares of Class N as of September 30, 2018. Investment activities of this shareholder could have a material effect on the Class N shares of the Fund.

7.	Compensation for Trustees

The independent Trustees are paid annual compensation for service on the Board and its Committees for the portfolios overseen in the complex of funds advised by the Investment Manager (“SCI Advised Funds”) in an annual amount of $25,000 each, which is paid through the Operating Services Agreement. Such compensation encompasses attendance and participation at Board and Committee meetings, including telephonic meetings, if any. There are currently two independent Trustees. The Audit Committee Chairman and the Audit Committee Financial Expert also receives an annual amount of $15,000. In the interest of recruiting and retaining independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, through the Operating Services Agreement, the Investment Manager reimburses each independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Fund who are “interested persons” by virtue of their affiliation with the Investment Manager receive no compensation in such role.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 36

Steben Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

8.	Capital Share Transactions

At September 30, 2018, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Fund:

Steben Managed Futures Strategy Fund - Class A	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	53,980	$477,012	262,294	$2,539,804
Dividends Reinvested	-	-	32,919	303,192
Shares Redeemed	(147,991)	(1,308,353)	(129,530)	(1,237,750)
Net Increase (Decrease)	(94,011)	$(831,341)	165,683	$1,605,246
Beginning Shares	432,737		267,054
Ending Shares	338,726		432,737

Steben Managed Futures Strategy Fund - Class C	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	4,897	$42,300	52,021	$478,950
Dividends Reinvested	-	-	13,119	117,266
Shares Redeemed	(45,870)	(388,945)	(24,687)	(224,444)
Net Increase (Decrease)	(40,973)	$(346,645)	40,453	$371,772
Beginning Shares	179,459		139,006
Ending Shares	138,486		179,459

Steben Managed Futures Strategy Fund - Class I	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	635,870	$5,687,391	1,554,285	$15,004,279
Dividends Reinvested	-	-	569,048	5,288,507
Shares Redeemed	(815,290)	(7,252,105)	(2,502,354)	(24,321,423)
Redemption Fees	-	289	-	288
Net Decrease	(179,420)	$(1,564,425)	(379,021)	$(4,028,349)
Beginning Shares	6,890,991		7,270,012
Ending Shares	6,711,571		6,890,991

Steben Managed Futures Strategy Fund - Class N	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	532,685	$4,707,537	612,102	$5,943,660
Dividends Reinvested	-	-	88,569	815,378
Shares Redeemed	(140,649)	(1,243,693)	(369,482)	(3,541,868)
Redemption Fees	-	815	-	149
Net Increase	392,036	$3,464,659	331,189	$3,217,319
Beginning Shares	1,022,908		691,719
Ending Shares	1,414,944		1,022,908

Steben Managed Futures Strategy Fund	Six Months Ended September 30, 2018	Year Ended March 31, 2018
	Amount	Amount
Total Net Increase	$722,248	$1,165,988

9.	Subsequent Events

Management has evaluated the Fund’s related events and transactions that occurred subsequent to September 30, 2018 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 37

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class A

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2018[1] (Unaudited)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$8.80	$9.86	$9.92	$11.73	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.06)	(0.13)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	0.12	(0.13)	0.09	(0.49)	1.91
Total from Investment Operations	0.13	(0.19)	(0.04)	(0.64)	1.73

Less distributions from net investment income	-	-	-	(1.17)	-
Less distributions from net realized gain	-	(0.87)	(0.02)	-	-
Net Asset Value, End of Period	$8.93	$8.80	$9.86	$9.92	$11.73

Total Investment Return[3]	1.53%	(2.32)%	(0.37)%	(4.98)%	17.32%

Net Assets, End of Period, in Thousands	$3,025	$3,808	$2,634	$1,730	$1,690

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.24%	2.24%	2.25%	2.02%	2.00%
Ratio of net investment income (loss) to average net assets[4]	0.34%	(0.60)%	(1.29)%	(1.42)%	(1.61)%
Portfolio turnover rate[5]	12%	89%	38%	46%	11%

[1] All ratios have been annualized except total investment return and portfolio turnover.
[2] Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of applicable sales charges.
[4] Ratios do not include the income and expenses of the Trading Advisors.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 38

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class C

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2018[1] (Unaudited)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$8.52	$9.65	$9.78	$11.65	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.13)	(0.20)	(0.22)	(0.26)
Net realized and unrealized gain (loss)	0.12	(0.13)	0.09	(0.49)	1.91
Total from Investment Operations	0.10	(0.26)	(0.11)	(0.71)	1.65

Less distributions from net investment income	-	-	-	(1.16)	-
Less distributions from net realized gain	-	(0.87)	(0.02)	-	-
Net Asset Value, End of Period	$8.62	$8.52	$9.65	$9.78	$11.65

Total Investment Return[3]	1.15%	(3.05)%	(1.11)%	(5.62)%	16.52%

Net Assets, End of Period, in Thousands	$1,193	$1,529	$1,341	$898	$374

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.99%	2.99%	3.00%	2.77%	2.75%
Ratio of net investment loss to average net assets[4]	(0.41)%	(1.35)%	(2.04)%	(2.17)%	(2.36)%
Portfolio turnover rate[5]	12%	89%	38%	46%	11%

[1] All ratios have been annualized except total investment return and portfolio turnover.
[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of applicable sales charges.
[4] Ratios do not include the income and expenses of the Trading Advisors.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 39

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class I

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2018[1] (Unaudited)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$8.88	$9.93	$9.96	$11.75	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	(0.03)	(0.10)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.12	(0.15)	0.09	(0.50)	1.90
Total from Investment Operations	0.15	(0.18)	(0.01)	(0.62)	1.75

Less distributions from net investment income	-	-	-	(1.17)	-
Less distributions from net realized gain	-	(0.87)	(0.02)	-	-
Net Asset Value, End of Period	$9.03	$8.88	$9.93	$9.96	$11.75

Total Investment Return[3]	1.66%	(2.08)%	(0.12)%	(4.74)%	17.49%

Net Assets, End of Period, in Thousands	$60,601	$61,226	$72,159	$75,282	$78,498

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	1.99%	1.99%	2.00%	1.77%	1.75%
Ratio of net investment income (loss) to average net assets[4]	0.59%	(0.35)%	(1.04)%	(1.17)%	(1.36)%
Portfolio turnover rate[5]	12%	89%	38%	46%	11%

[1] All ratios have been annualized except total investment return and portfolio turnover.
[2] Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of redemption fees.
[4] Ratios do not include the income and expenses of the Trading Advisors.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 40

Steben Managed Futures Strategy Fund
Consolidated Financial Highlights

Steben Managed Futures Strategy Fund - Class N

Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout each period)

	Six Months Ended September 30, 2018[1] (Unaudited)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period from April 1, 2014 (commencement of operations) through March 31, 2015[1]

Per Share
Net asset value, beginning of period	$8.79	$9.86	$9.92	$11.73	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.06)	(0.13)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	0.13	(0.14)	0.09	(0.49)	1.91
Total from Investment Operations	0.14	(0.20)	(0.04)	(0.64)	1.73

Less distributions from net investment income	-	-	-	(1.17)	-
Less distributions from net realized gain	-	(0.87)	(0.02)	-	-
Net Asset Value, End of Period	$8.93	$8.79	$9.86	$9.92	$11.73

Total Investment Return[3]	1.55%	(2.32)%	(0.37)%	(4.90)%	17.31%

Net Assets, End of Period, in Thousands	$12,632	$8,996	$6,818	$5,514	$3,697

Ratios/Supplemental Data:
Ratio of expenses to average net assets[4]	2.24%	2.24%	2.25%	2.02%	2.00%
Ratio of net investment income (loss) to average net assets[4]	0.34%	(0.60)%	(1.29)%	(1.42)%	(1.61)%
Portfolio turnover rate[5]	12%	89%	38%	46%	11%

[1] All ratios have been annualized except total investment return and portfolio turnover.
[2] Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
[3] Total investment return excludes the effect of redemption fees.
[4] Ratios do not include the income and expenses of the Trading Advisors.
[5] Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 41

Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2018 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 through September 30, 2018).

Actual Expenses

The actual return rows in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 42

Steben Managed Futures Strategy Fund
Understanding Your Ongoing Costs
September 30, 2018 (Unaudited)

Actual vs Hypothetical Returns

Actual vs. Hypothetical returns for the Six Months Ended September 30, 2018 (Unaudited)

	Fund's Annualized Consolidated Expense Ratio	Beginning Value April 1, 2018	Ending Account Value September 30, 2018	Consolidated Expenses Paid During Period[1]
Steben Managed Futures Strategy Fund - Class A
Actual	2.24%	$1,000.00	$1,015.30	$11.32
Hypothetical[2]	2.24%	$1,000.00	$1,013.84	$11.31

Steben Managed Futures Strategy Fund - Class C
Actual	2.99%	$1,000.00	$1,011.50	$15.08
Hypothetical[2]	2.99%	$1,000.00	$1,010.08	$15.07

Steben Managed Futures Strategy Fund - Class I
Actual	1.99%	$1,000.00	$1,016.60	$10.06
Hypothetical[2]	1.99%	$1,000.00	$1,015.09	$10.05

Steben Managed Futures Strategy Fund - Class N
Actual	2.24%	$1,000.00	$1,015.50	$11.32
Hypothetical[2]	2.24%	$1,000.00	$1,013.84	$11.31

[1]	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 365 to reflect the period April 1, 2018 through September 30, 2018.
[2]	Hypothetical assumes a 5% return.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 43

Steben Managed Futures Strategy Fund

Renewal and Approval of Investment Advisory Agreement and

Subadvisory Agreements (Unaudited)

Renewal of Investment Advisory Agreement and Subadvisory Agreements

Overview | At an in person meeting held on September 21, 2018 (“Board Meeting”), the Board of Trustees for the Steben Alternative Investment Funds (“SAIF”) and Steben Managed Futures Cayman Fund Ltd. (“Cayman Fund”) (each, a “Fund”, collectively the “Funds”), including its independent Trustees, approved the renewal of each investment advisory agreement (“Advisory Agreements”) between each Fund and Steben & Company, Inc. (“Investment Manager” or “Steben”) through September 30, 2019. The Board also approved for renewal at this Meeting subadvisory and trading advisory agreements (together, “Subadvisory Agreements”) between Steben and each Principal Global Investors, LLC (“PGI”), Crabel Capital Management, LLC (“Crabel”), Millburn Ridgefield Corporation (“Millburn”), PGR Capital LLP (“PGR”) and Revolution Capital Management LLC (“Revolution”) for SAIF on behalf of the Managed Futures Fund. Together, the Advisory Agreements and the Subadvisory Agreements are referred to herein as the “Agreements.” PGI, Crabel, Millburn, PGR and Revolution are hereinafter each referred to as a “Subadviser.” Prior to the Board Meeting, the members of the Board who are not affiliated with the Investment Manager (“Independent Trustees”) met telephonically with K&L Gates LLP to discuss the process and the appropriate factors to consider when determining whether to approve the continuance of the Agreements. The Independent Trustees also met with K&L Gates LLP at the Board Meeting in the executive session separate from the representatives of the Investment Manager.

In preparation for review of the Agreements, the Board requested the Investment Manager and each Subadviser provide substantial and detailed information which the Board determined are reasonably necessary to evaluate the Agreements. The Investment Manager and each Subadviser provided information relevant to the approval of the Agreements, including: (1) the nature and extent of the advisory and other services provided to the Funds; (2) the firm’s experience and personnel; (3) firm’s financial condition; (4) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (5) the advisory fee rates for each Fund and a comparison with fee rates charged to other clients; and (6) benefits realized by the firm. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committee that includes presentations by the portfolio management and research and due diligence teams addressing Steben’s and each Subadviser’s investment philosophies, investment strategies, performance, risk management, due diligence, personnel and operations as they relate to the Funds, as well as presentations regarding compliance and operations of the Funds.

The Trustees used this information, as well as other information that the Investment Manager, each Subadviser and other service providers submitted to the Board, to help them decide whether to approve the renewal of the Agreements through September 30, 2019. A presentation was made by the Investment Manager at the Board Meeting regarding the services provided by the Investment Manager and Subadvisers pursuant to the Agreements. Through this presentation and the pre-meeting conference call with K&L Gates LLP, the materials, the Board received and considered information regarding the nature, extent and quality of the services provided to the Funds by the Investment Manager and the Subadvisers. The Board posed questions to various management personnel of Investment Manager regarding certain key aspects of the materials submitted in support of the renewal of the Agreements. The Board also received a detailed memorandum from K&L Gates, counsel to the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreements.

In determining whether to renew the Agreements on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the Advisory Agreements and the Subadvisory Agreements were considered at the Meeting, the Board considered each Fund’s investment management and subadvisory relationships separately.

With respect to the approval of the renewal of the Agreements, the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to the Funds, including, but not limited to: (1) the nature, extent and quality of services provided to the Funds; (2) the investment performance of a Fund and a comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (3) the costs incurred by the Investment Manager in providing services to the Funds and the expected profits and losses to be realized by the Investment Manager from its relationship with the Funds; (4) the extent to which economies of scale are realized as the Funds grow; (5) whether the level of fee rates reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Investment Manager and each Subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by the Investment Manager and each Subadviser from its relationship with the Funds.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 44

Steben Managed Futures Strategy Fund

Renewal and Approval of Investment Advisory Agreement and

Subadvisory Agreements (Unaudited)

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreements and the fees provided therein with respect to the Funds should be renewed. The Independent Trustees were advised by independent legal counsel with respect to their deliberations regarding the approval of the Agreements. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreements. The determination to renew the Agreements was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the renewal process.

Nature, Extent and Quality of Advisory Services | With respect to the renewal of the Agreements, the Board considered the services historically provided by Steben and each Subadviser to the Funds and their shareholders, as applicable, as well as the Investment Manager’s and each Subadviser’s investment strategies for the Funds. The Board evaluated the services provided by the Investment Manager to the respective Funds and took into account the information and discussions provided at this meeting as well as those throughout the year, including the scope and quality of the Investment Manager’s investment management capabilities, as relevant to the particular Fund, in selecting trading advisors, allocating assets across various trading advisors, ongoing robust due diligence process and monitoring of trading advisors, and its compliance responsibilities. In this connection, the Board considered information regarding the background and experience of key investment personnel; the Investment Manager’s focus on complex asset categories; the Investment Manager’s experience as a sponsor of multi-manager alternative investment products; the depth and experience of Investment Manager personnel have in investment and operational due diligence; Investment Manager’s investment process, risk management, analysis and monitoring of the trading advisors; the Investment Manager’s significant compliance and tax reporting effort; and Steben’s oversight of sales. The Board also considered financial information regarding the Investment Manager.

The Board considered that the Investment Manager is responsible for oversight of compliance with each Fund’s policies and objectives, oversight of each Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Funds. The Board noted that the Investment Manager oversees and interacts with the Funds’ service providers and in particular oversees the Subadvisers.

With respect to the renewal of each Subadvisory Agreement, the Board considered the level of staffing, quality, background and experience of each Subadviser’s investment personnel responsible for managing SAIF, the size of each Subadviser and each Subadviser’s ability to continue to attract and retain qualified investment personnel. The Board also considered the adequacy of the resources committed to SAIF by each Subadviser, and whether those resources were commensurate with the needs of SAIF and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each Subadviser. The Board also considered each Subadviser’s representations regarding its compliance program and code of ethics.

Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory service provided by the Investment Manager and each Subadviser were appropriate and thus supported a decision to renew each Agreement.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 45

Steben Managed Futures Strategy Fund

Renewal and Approval of Investment Advisory Agreement and

Subadvisory Agreements (Unaudited)

Investment Performance | With respect to the Funds, the Board considered the performance of each Fund, comparable funds, peer group averages, and their benchmark index, as well as the performance of any similar accounts managed by the Investment Manager. The Board considered the outperformance of the Managed Futures Fund for the year to date as well as discussions regarding its performance throughout the periods ended March 31, 2018 and the periods ended June 30, 2018, noting in particular that the Managed Futures Fund was awarded four stars by Morningstar for the three-year period ended March 31, 2018 in the managed futures mutual fund category. The Board gave appropriate consideration to performance reports and discussions with the Investment Manager at Board meetings throughout the year. The Board evaluated the comparative information provided by the Investment Manager and each Subadviser and found such overall comparative results to be satisfactory. The Board also considered in each instance the Investment Manager’s recommendation to continue to retain each Subadviser.

Costs of Advisory Services and Level of Profitability | In analyzing the cost of services and profitability of the Investment Manager, the Board considered (i) the revenues earned and the expenses incurred by the Investment Manager, before and after the payment of distribution-related expenses by the Investment Manager, (ii) the compensation and benefits received by the Investment Manager in providing services to the Funds, and (iii) its profitability. The Board considered the advisory fee rate payable by each Fund to the Investment Manager under the Agreements, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate the Investment Manager receives on its pooled funds, the expense ratio of each Fund and the expense ratio of comparable funds, as well as peer group averages of advisory fee rates and expense ratios. The Board noted that the fee rate and total operating expenses for the Managed Futures Fund is within the higher end of the range of contractual advisory fee rates and total operating expenses at comparable asset levels for representative comparable managed futures funds but that the Managed Futures Fund fee rate and operating expenses include the fee rates of the trading advisers (who do not charge a performance fee). In this regard, the Board noted the transition of the Managed Futures Fund from an indirect structure to directly managed accounts, which had the effect of decreasing the overall direct and indirect expenses of the Managed Futures Fund. In addition, the Board considered the fees received by the Investment Manager under the operating agreements, noting that the Funds’ operating expenses exceed the fees paid by each Fund to the Investment Manager and that the operating agreements serve as a contractual expense limitation.

The Board evaluated the Investment Manager’s representation that it continues to operate each Fund at a loss. The Board discussed expense allocations by the Investment Manager, and took into account the significant investment by and cost to the Investment Manager regarding service infrastructure to support the Funds and their investors.

In analyzing the cost of services for each Subadviser in connection with its subadvisory services to SAIF, the Board considered that the Investment Manager pays each Subadviser from its advisory fee rate and, thus, the Investment Manager would have negotiated at arms’ length. The Board noted that the Subadvisers may not account for their profits on an account-by-account basis and those that do likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the Investment Manager’s profitability level was reasonable in light of the services performed by the Investment Manager. The Board also concluded that the overall expense ratios of the Funds are reasonable, taking into account the size of the Funds, the quality of services provided by the Investment Manager, the investment performance of the Funds and the expense limitations agreed to by the Investment Manager through the Funds’ operating services agreements.

In analyzing the cost of services for each Subadviser in connection with its services to the Managed Futures Fund, the Board considered that the Investment Manager pays each Subadviser from its advisory fee rate and, thus, the Investment Manager negotiated at arms’ length. On the basis of the Board’s review of the fee rate charged by each Subadviser for subadvisory services, and the Subadviser’s financial information, the Board concluded that the level of the subadvisory fees is appropriate in light of the services provided.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 46

Steben Managed Futures Strategy Fund

Renewal and Approval of Investment Advisory Agreement and

Subadvisory Agreements (Unaudited)

Economies of Scale | The Board considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee rate levels reflect these economies of scale for the benefit of shareholders. In considering the overall fairness of the Advisory Agreements, the Trustees assessed the degree to which economies of scale that would be expected to be realized if the Fund’s assets increase as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Funds’ shareholders. The Trustees also noted that they will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of fees paid to the Investment Manager.

Benefits | In evaluating compensation, the Board considered other benefits realized by the Investment Manager and each Subadviser from their relationships with the Funds, including the benefits that accrue to the Investment Manager and/or the Subadvisers as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Investment Manager’s or Subadviser’s investment process and expanding the level of assets under management by the Investment Manager and the Subadvisers. In this connection, the Board noted, among other things, that the Investment Manager receives compensation through the operating services agreements and pays all of each Fund’s operating expenses, and that the Investment Manager receives the Funds’ Rule 12b-1 fees as servicing agent in order to pay those fees out to intermediaries. The Board noted that the Investment Manager does not realize “soft dollar” benefits from its relationship with the Funds. In the context of reviewing the overall economic relationship between the Investment Manager and the Funds, the Board also concluded that other benefits derived by the Investment Manager from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and their investors, and are consistent with industry practice and the best interests of the Funds and their shareholders.

Other Considerations | The Board determined that the Investment Manager has made a substantial commitment to both the retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders.

Conclusion | Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the renewal of each Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Funds and their shareholders.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 47

Steben Managed Futures Strategy Fund
Additional Information
(Unaudited)

Privacy Policy

The Fund collects non-public information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information is provided to unaffiliated third parties (such as to the investment adviser to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Steben Managed Futures Strategy Fund | Semi-Annual Report to Shareholders 48

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: info@steben.com	On the Internet: Visit our website at www.steben.com

By Telephone: Call (855) 775-5571	By Mail: Steben Managed Futures Strategy Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on www.steben.com approximately sixty days after the end of each quarter.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.steben.com and by calling 1-855-775-5571 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-855-775-5571.

Fund Service Providers:

CUSTODIAN U.S. Bank, N.A. Milwaukee, Wisconsin	TRANSFER AGENT U.S. Bank Global Fund Services Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Columbus, Ohio	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable during the period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Steben Alternative Investment Funds

By (Signature and Title)	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date	December 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date	December 4, 2018

By (Signature and Title)	/s/ Carl Serger
Carl Serger, Chief Financial Officer

Date	December 4, 2018